SHARE CAPITAL - Additional Information (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	948,524,667,000	947,797,596,000
Number of shares outstanding (in shares)	948,524,667,000	947,797,596,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	8,000,000
Number of shares issued (in shares)	0	0
Number of shares outstanding (in shares)	0	0
Dividend Reinvestment Plan
Disclosure of classes of share capital [line items]
Number of shares issued under dividend reinvestment program	18,918,052